ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 512,830	$ 80,474	¥ 5,461,264
Short-term investments	1,193,909	187,350	770,000
Prepayments and other current assets	479,017	75,168	175,592
Total current assets	3,443,111	540,300	7,521,982
Intangible assets, net	332,317	52,148	507,964
Total non-current assets	1,837,469	288,339	2,025,044
TOTAL ASSETS	5,280,580	828,639	9,547,026
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	620,406	97,355	814,991
Total current liabilities	1,418,708	222,626	2,410,988
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000, and 2,000,000,000 shares authorized, 941,450,185 and 932,807,045 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	633	99	639
Additional paid-in capital	15,714,015	2,465,872	16,442,721
Accumulated deficit	(11,816,229)	(1,854,224)	(9,345,102)
Accumulated other comprehensive loss	(109,790)	(17,228)	(70,303)
TOTAL SHAREHOLDERS' EQUITY	3,788,629	594,519	7,027,955	¥ (7,190,962)	¥ (4,776,888)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,280,580	828,639	9,547,026
Reportable legal entity | Parent
Current assets:
Cash and cash equivalents	112,374	17,634	5,029,806
Short-term investments	528,909	82,997
Prepayments and other current assets	3,163	496	15,320
Total current assets	644,446	101,127	5,045,126
Investment in and amount due from subsidiaries, VIE and VIE's subsidiaries	2,959,723	464,445	1,657,347
Intangible assets, net	186,037	29,193	327,007
Total non-current assets	3,145,760	493,638	1,984,354
TOTAL ASSETS	3,790,206	594,765	7,029,480
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	1,577	246	1,525
Total current liabilities	1,577	246	1,525
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000, and 2,000,000,000 shares authorized, 941,450,185 and 932,807,045 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	633	99	639
Additional paid-in capital	15,714,015	2,465,872	16,442,721
Accumulated deficit	(11,816,229)	(1,854,224)	(9,345,102)
Accumulated other comprehensive loss	(109,790)	(17,228)	(70,303)
TOTAL SHAREHOLDERS' EQUITY	3,788,629	594,519	7,027,955
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 3,790,206	$ 594,765	¥ 7,029,480